CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income (expense), net
Interest income	$ 3,462	$ 5,205	$ 6,517
Interest expense	(6,149)	(5,430)	(5,404)
Non-income tax refunds related to Match Europe, which was sold in 2009		4,630
Foreign currency exchange (losses) gains, net	(1,050)	3,660	314
Gains on sales of investments	3,326	1,974	3,989
Impairment of long-term investments	(8,685)		(7,844)
Other	(65)	21	995
Other (expense) income, net	$ (9,161)	$ 10,060	$ (1,433)